Note 4 - Revenue from Contracts with Customers (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Major Customers	2	1	2
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	3	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage	51.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage		29.00%
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	92.00%	84.00%	89.00%
Minimum [Member] | Software [Member]
Revenue, Performance Obligation, Contract Term (Year)	2 years
Maximum [Member] | Software [Member]
Revenue, Performance Obligation, Contract Term (Year)	5 years